RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Apr. 03, 2016
Current assets
Cash	$ 398	$ 415
Total assets	398	415
Stockholders' deficit
Common stock	712	712
Additional paid - in capital	2,142	2,142
Total stockholders' deficit	(14,602)	(4,585)
Total liabilities and stockholders' deficit	$ 398	415
Previously Reported [Member]
Current assets
Cash
Total assets
Stockholders' deficit
Common stock		670
Additional paid - in capital		1,769
Total stockholders' deficit		(5,000)
Total liabilities and stockholders' deficit
Restatement Adjustment [Member]
Current assets
Cash		415
Total assets		415
Stockholders' deficit
Common stock		42
Additional paid - in capital		373
Total stockholders' deficit		415
Total liabilities and stockholders' deficit		415
Restatement [Member]
Current assets
Cash		415
Total assets		415
Stockholders' deficit
Common stock		712
Additional paid - in capital		2,142
Total stockholders' deficit		(4,585)
Total liabilities and stockholders' deficit		$ 415